Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Net gain on disposal of other assets	$ 0	$ 3,117	$ 0
ERS revenue	1,566	0	0
Other	0	20	12
Other income	$ 1,566	$ 3,137	$ 12